RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 18, 2021
RELATED PARTY TRANSACTIONS
Due to related parties			$ 8,640
Related party expenses outstanding		$ 0	8,640
Promissory note related party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note				$ 250,000
Promissory note outstanding	$ 0	0	0
Related Party Loans | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Loan conversion agreement warrant	$ 1,500,000	$ 1,500,000
Price of warrants	$ 1.00	$ 1.00
Proceeds held in trust account used to repay working capital loans	$ 0	$ 0
Outstanding balance of related party note	$ 0	$ 0	$ 0